Revenues - Schedule of Revenue Disclosure of Timing of Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Timing of revenue recognition
Revenue from contracts with customers	¥ 45,461	$ 6,700	¥ 66,601
Goods and services transferred at a point in time [Member]
Timing of revenue recognition
Revenue from contracts with customers	45,397		66,445
Goods and services transferred over time [Member]
Timing of revenue recognition
Revenue from contracts with customers	¥ 64		¥ 156